Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 9,328
2027	9,328
2028	9,328
2029	9,328
2030	9,328
2031 and thereafter	95,616
Finance Lease, Liability, to be Paid, Total	$ 142,256